About the Company (Details Narrative)								12 Months Ended
	Oct. 02, 2017 shares	Aug. 29, 2017 shares	May 01, 2017 shares	Apr. 03, 2017 Integer shares	Mar. 02, 2017 shares	Oct. 07, 2016 shares	Sep. 15, 2016 USD ($) shares	Dec. 31, 2017 shares	Aug. 31, 2017 $ / shares shares	Feb. 28, 2018 $ / shares shares	May 24, 2017 shares	Nov. 21, 2016 shares	Sep. 26, 2016 $ / shares	Aug. 31, 2016 $ / shares shares	Jan. 20, 2016 $ / shares shares
Common stock conversion shares value | $							$ 200,000
Common stock, par value | $ / shares															$ 0.001
Common stock, shares issued															200
Common stock, shares outstanding															200
Restricted Stock [Member]
Stock issued during period, shares, issued for services	82,000
Minimum [Member]
Common stock, shares authorized												75,000,000
Minimum [Member] | Board of Directors [Member]
Common stock, shares authorized											200,000,000
Maximum [Member]
Common stock, shares authorized												200,000,000
Maximum [Member] | Board of Directors [Member]
Common stock, shares authorized											2,000,000,000
Class A Common Stock [Member]
Unregistered restricted shares issued							30,000,000
Common stock, par value | $ / shares									$ 0.001	$ 0.001			$ 0.001	$ 0.001
Number of shares issued			1,480,000			30,000,000
Common stock, shares authorized									1,000,000,000	1,000,000,000	1,000,000,000	130,000,000		1,000,000,000
Common stock, shares issued									30,717,046	30,799,046				217,046
Common stock, shares outstanding									30,717,046	30,799,046				217,046
Class A Common Stock [Member] | UBI Hong Kong [Member]
Ownership percentage										97.00%
Common stock, shares outstanding										30,000,000
Class A Common Stock [Member] | UBI Delaware [Member]
Common stock, shares issued										30,799,046
Common stock, shares outstanding										30,799,046
Class A Common Stock [Member] | Independent Consultant [Member] | Restricted Stock [Member]
Stock issued during period, shares, issued for services			500,000
Class B Common Stock [Member]
Unregistered restricted shares issued							6,000,000
Common stock voting rights							which carries a voting weight equal to ten (10) Common Shares
Common stock, par value | $ / shares									$ 0.001	$ 0.001			0.001	$ 0.001
Number of shares issued						6,000,000
Common stock, shares authorized									500,000,000	500,000,000	500,000,000	6,000,000		500,000,000
Common stock, shares issued									6,000,000	6,000,000				0
Common stock, shares outstanding									6,000,000	6,000,000				0
Class C Common Stock [Member]
Unregistered restricted shares issued							40,000,000
Common stock, par value | $ / shares									$ 0.001	$ 0.001			$ 0.001	$ 0.001
Number of shares issued		25,000,000			40,000,000			8,400,000
Common stock, shares authorized									500,000,000	500,000,000	500,000,000	64,000,000		500,000,000
Common stock, shares issued									73,400,000	73,400,000				0
Common stock, shares outstanding									73,400,000	73,400,000				0
Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued					40,000,000				100,000
Class C Common Stock [Member] | Chief Executive Officer [Member] | September 15, 2016 Agreement [Member]
Number of shares issued					40,000,000
Class C Common Stock [Member] | 45 Contractor Employees and Nonemployees [Member]
Number of shares issued				8,400,000
Number of contractor employees and nonemployees | Integer				45